INVESTMENTS IN ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of associates [abstract]
Schedule of investments in associates

	2020	2021
	RMB’000	RMB’000
Share of net assets	196,848	225,338
Less: provision for impairment	—	—

	196,848	225,338

Schedule of movement of investments in associates
The movement of investments in associates of the Group during the year is as follows:

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Beginning of the year	181,725	174,686	196,848
Share of results after tax	(7,039)	22,162	18,144
Equity dilution (a)	—	—	10,346

End of the year	174,686	196,848	225,338

Schedule of principal associates

Name of the entity	Percentage of equity interest attributable to the Company	Paid-in capital	Principal activities
Guangzhou Tiecheng Enterprise Company Limited (“Tiecheng”)	49%	RMB343,050,000	Properties leasing and trading of merchandise
Shenzhen Guangzhou Railway Civil Engineering Company (“Shentu”) (a)	24.42%	RMB206,670,000	Construction of railroad properties

Schedule of summarized balance sheets of associates

	Tiecheng		Shentu
	2020	2021	2020	2021
	RMB’000	RMB’000	RMB’000	RMB’000
Current assets	93,571	112,241	1,974,930	3,311,999
Non-current assets	373,860	367,349	10,209	31,500

Total assets	467,431	479,590	1,985,139	3,343,499

Current liabilities	221,928	219,973	1,828,909	2,941,676

Equity	245,503	259,617	156,230	401,823

Share of net assets	120,296	127,213	76,552	98,125

Carrying amount of interest in associates	120,296	127,213	76,552	98,125

Schedule of summarized comprehensive income statements of associates

	Tiecheng			Shentu
	2019	2020	2021	2019	2020	2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	45,673	43,241	46,371	1,222,250	1,519,711	3,039,786
Net profit/(loss)	(23,350)	29,202	14,114	8,986	16,027	54,062

Total comprehensive income/(loss) for the year	(23,350)	29,202	14,114	8,986	16,027	54,062

Schedule of reconciliation of summarized financial information

	Tiecheng			Shentu			Total
	2019	2020	2021	2019	2020	2021	2019	2020	2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Opening net assets	239,651	216,301	245,503	131,217	140,203	156,230	370,868	356,504	401,733
(Loss)/profit for the year	(23,350)	29,202	14,114	8,986	16,027	54,062	(14,364)	45,229	68,176
Increase in net assets arising from capital injection by other shareholder (a)	—	—	—	—	—	191,531	—	—	191,531

Closing net assets	216,301	245,503	259,617	140,203	156,230	401,823	356,504	401,733	661,440

Percentage of ownership interest	49.00%	49.00%	49.00%	49.00%	49.00%	24.42%	—	—	—

Carrying value	105,987	120,296	127,213	68,699	76,552	98,125	174,686	196,848	225,338